Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 51.1%
U.S. Treasury Bill, 4.25%, 4/17/2025
(a)(b)
(Cost $2,794,743) ........................................................... $ 2,800,000 $ 2,794,706
Shares
Money Market Funds – 61.6%
DWS Government Money Market Series Institutional, 4.30%
(c)
(Cost $3,371,221) ........................................................... 3,371,221 3,371,221
Total Investments – 112.7%
(Cost $6,165,964) ........................................................................... $ 6,165,927
Liabilities in Excess of Other Assets – (12.7)% ...................................................... (696,826)
Net Assets – 100.0% .......................................................................... $ 5,469,101
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $2,595,086 has been pledged as collateral for reverse repurchase agreements as of
March 31, 2025.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
At March 31, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
StoneX 6.00% 3/28/2025 4/1/2025 $ 2,541,630 $ 2,541,630
$ 2,541,630 $ 2,541,630
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ............................................................................... 51.1%
Money Market Funds ............................................................................. 61.6%
Total Investments ................................................................................ 112.7%
Liabilities in Excess of Other Assets .................................................................. (12.7)%
Net Assets ..................................................................................... 100.0%